Income Taxes - Income before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (95,991)	$ (62,647)
Foreign	(28,375)	(23,841)
Loss before provision for income taxes	$ (124,366)	$ (86,488)